Vanguard Windsor II Fund
Supplement Dated December 30, 2022, to the Prospectus and Summary Prospectus Dated February 25, 2022
Important Changes to Vanguard Windsor II Fund (the Fund)
Effective immediately, Ronald Temple from Lazard Asset Management LLC will no longer serve as portfolio manager of the Fund.
Accordingly, all references to Ronald Temple are hereby deleted in their entirety.
The Fund’s investment objective, strategies, and policies remain unchanged.

© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 073A 122022

Vanguard Windsor Funds

Supplement Dated December 30, 2022, to the Statement of Additional Information Dated February 25, 2022
Important Changes to Vanguard Windsor II Fund (the Fund)
Effective immediately, Ronald Temple from Lazard Asset Management LLC will no longer serve as portfolio manager of the Fund.
Accordingly, all references to Ronald Temple are hereby deleted in their entirety.
The Fund’s investment objective, strategies, and policies remain unchanged.
© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 022A 122022